Stockholder's Equity	2 Months Ended
Dec. 31, 2024
Jefferson Capital, Inc. before the business combination
Stockholder's Equity
Stockholder's Equity

4. Stockholder’s Equity

On November 7, 2024, the Company was authorized to issue 100 shares of common stock, par value $0.01 per share, 100 shares of which have been issued for aggregate consideration of $1.00 and are outstanding as of December 31, 2024.